Financial instruments (Detail 18) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 47,321,819	R$ 40,554,354
Derivative financial instruments	(63,429)	214,169
The hedged item in a fair value hedge of the credit portfolio	1,413,600	511,800
Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,143,722	550,503
Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,855,796	8,805,882
Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	41,421,964	29,348,065
Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	244,375	416,103
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,446,816	1,063,119
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,018	260,188
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	139,128	109,881
Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		613
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,686,115	10,405,090
Amortized cost | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,855,796	8,805,882
Amortized cost | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	9,492
Amortized cost | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	244,375	416,103
Amortized cost | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,446,816	1,063,119
Amortized cost | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	139,128	109,881
Amortized cost | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		613
FVPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,213,740	810,691
FVPL | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,143,722	550,503
FVPL | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,018	260,188
FVPL | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	41,421,964	29,338,573
FVOCI | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
FVOCI | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	41,421,964	29,338,573
FVOCI | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 0	0
FVOCI | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 0